Share capital - Restricted share units Outstanding (Details) - RSUs	12 Months Ended
Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	507,849
Restricted share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price | $ / shares	$ 3.44
Options Outstanding Weighted Average Contractual Life	9 years 6 months 22 days
Number Of Outstanding Share Option	507,849